Summary of Significant Accounting Policies (Details) - Schedule of segment assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 25,332,331	$ 13,776,205	$ 13,028,014
Dandelion teas [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	24,481,123	12,817,675	12,083,534
Water purifier [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 851,208	$ 958,530	$ 944,480